Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated September 29, 2020

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 27, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund (for purposes of this section only, the "Fund")

Effective October 7, 2020, within the Fund Summary relating to the Fund, the subsection entitled "Management of the Fund—Portfolio Managers" is hereby revised and restated in its entirety as follows:

Andrew Neville, lead portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2010.

Bjoern Mehrmann, portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2012.

Heinrich Ey, CFA, DVFA/CEFA, portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2016.

Koji Nakatsuka, CFA, CMA, senior portfolio manager and director responsible for Japanese investment opportunities, has managed the Fund since 2010.

Miguel Pohl, CFA, portfolio manager, jointly responsible for European investment opportunities, has managed the Fund since 2018.

Tim McCarthy, CFA, senior portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2020.

Stuart Winchester, CFA, senior portfolio manager and managing director responsible for Asia-Pacific (ex- Japan) investment opportunities, has managed the Fund since 2020.

Jeffrey D. Parker, CFA, senior portfolio manager and managing director, jointly responsible for North American investment opportunities, has managed the Fund since 2020.

Disclosure Relating to AllianzGI Mid-Cap Fund (for purposes of this section only, the "Fund")

Effective October 7, 2020, within the Fund Summary relating to the Fund, the subsection entitled "Management of the Fund—Portfolio Managers" is hereby revised and restated in its entirety as follows:

Tim McCarthy, CFA, senior portfolio manager and director, has managed the Fund since 2014.

Jeffrey D. Parker, CFA, senior portfolio manager and managing director, has managed the Fund since 2020.

Corresponding changes, as described below, are hereby made to the information relating to the Fund contained in the subsection entitled "Management of the Funds—Investment Adviser and Administrator."

Disclosure Relating to AllianzGI Small-Cap Fund (for purposes of this section only, the "Fund")

Effective October 7, 2020, within the Fund Summary relating to the Fund, the subsection entitled "Management of the Fund—Portfolio Managers" is hereby revised and restated in its entirety as follows:

Kunal Ghosh, lead and senior portfolio manager and managing director, manages the Quantitative Core and Managed Volatility sleeves of the Fund. He has been responsible for rebalancing the Fund's different sleeves and the Fund's investments in cash and cash equivalents since its inception in 2013.

Tim McCarthy, CFA, senior portfolio manager and director, manages the Fundamental Growth sleeve of the Fund. He has managed the Fund since 2020.

Lu Yu, portfolio manager and managing director, manages the Quantitative Core and Managed Volatility sleeves of the Fund. She has managed the Fund since 2018.

Jeffrey D. Parker, CFA, senior portfolio manager and managing director, has managed the Fund since 2020.

Corresponding changes, as described below, are hereby made to the information relating to the Fund contained in the subsection entitled "Management of the Funds—Investment Adviser and Administrator."

Disclosure Relating to AllianzGI Global Small-Cap Fund, AllianzGI Mid-Cap Fund and AllianzGI Small-

Cap Fund (the "Funds")

Effective October 7, 2020, the information relating to Funds contained in the table in the subsection entitled "Management of the Funds —Investment Adviser and Administrator" in the Prospectus is hereby revised and restated with the following:

AllianzGI	Koji Nakatsuka,	2010	Mr. Nakatsuka, CFA, CMA, is a senior portfolio
Global	CFA,		manager and a director with Allianz Global
Small-Cap	CMA		Investors, which he joined in 2005. He has 21 years
Fund*			of investment-industry experience. Mr. Nakatsuka
			previously managed a mid/small-cap investment trust
			at Goldman Sachs Asset Management. Before that,
			he was at Schroder Investment Management Japan as
			an
			equity analyst for mid/small-caps. Mr. Nakatsuka has
			a B.A. in law from Sophia University.
	Andrew Neville	2010	Mr. Neville is a portfolio manager and a director
	(Lead)		with Allianz Global Investors, which he joined in
			2004. He is a member of the European & German
			Mid/Small Caps team. Mr. Neville has 22 years of
			investment-industry experience. He previously
			worked as a portfolio manager at Baring Asset
			Management, trained as a portfolio manager at AIB
			Govett Asset Management and worked as an audit
			manager for Deloitte & Touche. Mr. Neville has a
			B.S. in civil engineering from Imperial College
			London.
	Tim McCarthy,	2020	Mr. McCarthy, CFA, is a senior portfolio manager
	CFA		and a director with Allianz Global Investors, which
			he joined in 2003. He has portfolio-management

		and research responsibilities for the US Small & Mid
		Cap Growth team. Mr. McCarthy was previously a
		portfolio manager and analyst on the Small Cap
		team, and a member of the Quantitative Analytics &
		Risk Strategy group. Mr. McCarthy has 22 years of
		investment-industry experience. He was previously a
		portfolio product specialist at FactSet Research
		Systems, where he had responsibilities for portfolio
		construction, risk analysis and performance. Mr.
		McCarthy has a B.S. in business administration with
		a concentration in finance from the University of
		Vermont. He is a CFA charterholder and a member
		of the CFA Society of San Francisco.
Bjoern	2012	Mr. Mehrmann is a portfolio manager and a director
Mehrmann		with Allianz Global Investors, which he joined in
		2001. He is a member of the European & German
		Mid/Small Caps team. Mr. Mehrmann has 18 years
		of
		investment-industry experience. He has a B.S. in
		computer science from James Madison University
		and a master´s in business administration from
		EBS International University Schloss
		Reichartshausen, Germany.
Heinrich Ey,	2016	Mr. Ey, CFA, DVFA/CEFA, is a portfolio manager,
CFA, DVFA/		Co-CIO European Mid/Small Cap and a director
CEFA		with Allianz Global Investors, which he joined in
		1995. As a member of the European Mid/Small Cap
		team, he is
		responsible for global small-cap and international
		small-cap equity mandates. Mr. Ey has 28 years of
		investment-industry experience. Earlier in his career,
		he was Global Head of Telemedia; a
		telecommunications and media analyst; a manager of
		European institutional and retail funds; and a trader
		for equity, fixed-income and derivative products. Mr.
		Ey has an M.B.A. from Baden-Wuerttemberg
		Cooperative State University Karlsruhe, Germany.
		He is a CFA charterholder and holds the
		DVFA/Certified European Financial Analyst
		designation.
Miguel Pohl,	2018	Mr. Pohl, CFA, is a portfolio manager and a director
CFA		with Allianz Global Investors, which he joined in
		2013. He is head of the Insurance Dedicated
		Small Caps team; his coverage focuses on small- and

micro-cap companies in various sectors. Earlier in his career at the firm, Mr. Pohl was Head of Research for Allianz Aequitas and an analyst for Allianz SE. He has 18 years of investment-industry experience. Mr. Pohl has a diploma in business administration from the University of Munster, Germany, and studied accounting and finance at The University of Manchester, UK. Mr. Pohl is a CFA charterholder.

	Stuart	2020	Mr. Winchester, CFA, is a senior portfolio manager
	Winchester, CFA		and a managing director with Allianz Global
			Investors, which he joined in 1992. He is a
			member of the Asia Pacific investment team and is
			responsible for the firm's Hong Kong mandates in
			global equity and balanced funds. Mr. Winchester
			also manages the equity portion of absolute-return
			funds and manages Oriental Income, a total-return
			fund investing in the Asia-Pacific region. He has
			more than 30 years of investment-industry
			experience. Mr. Winchester previously worked at
			Wood Gundy in Japan before transferring to
			Indonesia to run an affiliate joint-venture merchant
			bank. He has a master's degree in international
			management from the American Graduate School of
			International Management. Mr. Winchester is a CFA
			charterholder.
	Jeffrey D. Parker,	2020	Mr. Parker is a senior portfolio manager, a managing
	CFA		director and CIO Equity US with Allianz Global
			Investors, which he joined in 1999. In addition, Mr.
			Parker oversees the Systematic Equity team. He was
			previously head of the Growth team, and had
			portfolio-management responsibilities for the Large
			and Mid Cap Growth products. Before joining the
			firm, he was an assistant portfolio manager at Eagle
			Asset Management and a senior consultant at
			Andersen Consulting. Mr. Parker has a B.B.A. from
			University of Miami and an M.B.A. from Vanderbilt
			University. He is a CFA charterholder.
AllianzGI	Tim McCarthy,	2014	See above.
Mid-Cap	CFA
Fund
	Jeffrey D.	2020	See above.
	Parker, CFA
AllianzGI	Kunal Ghosh	2013	Mr. Ghosh is a lead and senior portfolio manager
Small-Cap	(Lead)	(Inception)	and a managing director with Allianz Global
Fund			Investors, which he joined in 2006. He is head of
			the Systematic team and has 17 years of
			investment-industry experience. Mr. Ghosh was
			previously a research associate and portfolio
			manager for Barclays Global Investors, and a
			quantitative analyst for the Cayuga Hedge Fund.
			He has a B.Tech. from the Indian Institute of
			Technology, an M.S. in material engineering from
			the University of British Columbia and an M.B.A.
			from Cornell University.
	Lu Yu, CFA,	2018	Ms. Yu, CFA, CIPM, is a portfolio manager and a
	CIPM		managing director with Allianz Global Investors,
			which she joined in 2003. She has portfolio-

management and research responsibilities for the Systematic team. Ms. Yu has 18 years of investment-industry experience. She was previously a risk analyst for Provident Advisors LLC. Ms. Yu has a B.S. from Nanjing University, China, and an M.S. from the University of Southern California and the National University of Singapore. She holds CFA and CIPM designations.

See above.
Tim McCarthy,	2020
CFA
See above.
Jeffrey D. Parker,	2020
CFA

*Andrew Neville serves as the lead portfolio manager of the AllianzGI Global Small-Cap Fund and is based in London, England. The Fund relies on regionally based investment teams to locate investment opportunities. Messrs. Neville, Ey, Pohl and Mehrmann, are responsible for identifying investments in Europe and the United Kingdom, while two U.S.-based portfolio managers, Messrs. McCarthy and Parker, are jointly responsible for North American security selection. Finally, Messrs. Nakatsuka and Winchester are responsible for stock selection in the Japanese and Asia-Pacific (ex-Japan) markets, respectively.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated September 29, 2020 to the Statement of Additional Information of Allianz Funds

Dated August 27, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund, AllianzGI Mid-Cap Fund and AllianzGI Small-

Cap Fund (each a "Fund")

Effective October 7, 2020, the subsection "Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture" under "Management of the Trust" is hereby revised to remove all references to Steven Klopukh as a portfolio manager of the Fund and to reflect the addition of Jeffrey D. Parker as a portfolio manager of each Fund.

Information regarding other accounts managed by Jeffrey D. Parker, as well as his ownership of securities of each Fund, each as of July 31, 2020, is provided below.

Other Accounts Managed

		Registered	Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Jeffrey D. Parker	1	841	35	13,641	21	804

Accounts and Assets for which Advisory Fee is Based on Performance
		Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Jeffrey D. Parker	0	0	2	1,427	0	0

Securities Ownership

Global Small-Cap	Dollar Range of Equity Securities
Jeffrey D. Parker	$100,001 — $500,000
Mid-Cap	Dollar Range of Equity Securities
Jeffrey D. Parker	$100,001 — $500,000
Small-Cap	Dollar Range of Equity Securities
Jeffrey D. Parker	$50,001 — $100,000
Please retain this Supplement for future reference.